Investments in Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Financial Position of the Joint Venture
A condensed summary of the financial position and results of operations of the combined joint ventures is shown below (in millions):

	December 31,
	2017	2016
Assets
Real estate properties, at fair value	$14,240.8	$13,539.0
Other assets	337.1	316.1
Total assets	$14,577.9	$13,855.1
Liabilities & Equity
Mortgage notes payable and other obligations, at fair value	$3,995.7	$3,452.9
Other liabilities	150.7	213.9
Total liabilities	4,146.4	3,666.8
Total equity	10,431.5	10,188.3
Total liabilities and equity	$14,577.9	$13,855.1

Schedule of Results of Operations of the Joint Venture

	Years ended December 31,
	2017	2016	2015
Operating Revenue and Expenses
Revenues	$869.2	$714.6	$609.5
Expenses	426.9	365.0	318.6
Excess of revenues over expenses	$442.3	$349.6	$290.9